Consolidated Statement Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (8,551,260)	$ (3,798,256)
Loss from discontinued real estate operations	4,103	2,568,716
Loss from continuing operations	(8,547,157)	(1,229,540)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	4,844,004	3,104,985
Asset impairment losses		54,808
Increases in allowances for loan losses		59,461
Loss on extinguishment of debt	537,938
Income from unconsolidated joint venture	(45,739)	(43,381)
Amortization of deferred loan costs	635,723	81,413
Accrued interest income - related party	(76,350)
Net changes in assets and liabilities:
Restricted cash and lender reserves	(9,359)	13,604
Prepaid expenses and other assets	(4,406,507)	(155,721)
Accounts payable and accrued expenses	2,968,574	414,213
Due to related parties	98,658	84,835
Security deposits and deferred rent	336,678	119,838
Net cash (used in) provided by operating activities - continuing operations	(3,663,537)	2,504,515
Net cash provided by operating activities - discontinued operations	2,503,753	539,572
Net cash (used in) provided by operating activities	(1,159,784)	3,044,087
Cash flows from investing activities:
Cash distributions received from unconsolidated joint venture	445,641	598,106
Purchase of business	(4,480,000)	(15,463,000)
Advances under mezzanine loans		(59,461)
Proceeds from sale of real estate assets	844,500
Purchase of real estate assets	(1,468,948)	(1,914,828)
Net cash (used) in investing activities - continuing operations	(4,658,807)	(16,839,183)
Net cash provided by (used in) investing activities - discontinued operations	7,551,308	(13,795,570)
Net cash provided by (used in) investing activities	2,892,501	(30,634,753)
Cash flows from financing activities:
Payments under mortgage notes payable	(27,852,349)	(271,997)
Borrowings under mortgage notes payable	32,274,000
Distributions to shareholders	(358,756)
Due from related parties	(803,185)	(2,314,620)
Payments of deferred loan costs	(1,832,600)	(613,566)
Payments of prepayment for early extinguishment of debt	(269,479)
Distributions to noncontrolling interest	(60,667)	(85,102)
Capital contributions from noncontrolling interest	74,022	6,104,061
Distributions to partners and members	(785,806)	(3,804,225)
Capital contributions from partners and members	2,628,435	14,172,727
Cash acquired from recapitalization	23,171
Recapitalization costs	(867,671)
Proceeds received from private placement	2,675,000
Net cash provided by financing activities - continuing operations	4,844,115	13,187,278
Net cash (used in) provided by financing activities - discontinued operations	(2,324,906)	13,344,354
Net cash provided by financing activities	2,519,209	26,531,632
Net change in cash and cash equivalents	4,251,926	(1,059,034)
Cash and cash equivalents at beginning of year	646,122	1,705,156
Cash and cash equivalents at end of year	4,898,048	646,122
Supplemental Disclosure of Cash Flow Information:
Cash paid during the year for interest, net of capitalized interest of $355,000 and $335,000, respectively.	5,043,785	3,330,799
Non-Cash Investing & Financing Activities:
Note payable issued as consideration for purchase of business	44,996,000	54,717,000
Stock issued for consideration of business acquisition	23,371,343
Net assets acquired from recapitalization	266,170
Payable for the redemption of noncontrolling interest	7,657,500
Transfer preferred shares/units to temporary equity	37,696,104
Non cash distribution of accounts receivables to partners and members	645,114	2,001,939
Reclassification of loan from real estate loans to land and improvements	11,000,000
Stock dividend to common shareholders	63,510
Accrual of Class B Current Return		11,719
Dividends payable	138,066
Business Combination, Contingent Consideration, Liability	$ 3,674,315